Plan Description - Narrative (Details) - EBP 005 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Description of Plan [Line Items]
Automatic annual increase deferral rate, percentage	1.00%
Available eligible earnings, percentage	75.00%
Maximum company matching contribution, percentage	4.50%
Contribution of eligible employees	6.00%
Percentage of distribution upon participant's termination	$ 1
Participant account, minimum borrowing amount	1
Maximum aggregate equal amount	$ 50
Maximum aggregate equal percentage	50.00%
Note receivable from participant, amortization period	5 years
Minimum
EBP, Description of Plan [Line Items]
Contribution of eligible employees compensation	1.00%
Employer contribution withholding percentage	3.00%
Retirement contribution, percentage	13.50%
Outstanding loans interest rates	5.75%
Maximum
EBP, Description of Plan [Line Items]
Contribution of eligible employees compensation	100.00%
Employer contribution withholding percentage	100.00%
Retirement contribution, percentage	20.50%
Outstanding loans interest rates	11.00%